Plant and Equipment (Tables)	12 Months Ended
Jul. 02, 2011
Property, Plant and Equipment [Abstract]
Summary of plant and equipment, including the related accumulated depreciation table

			Estimated Useful
	July 2, 2011	July 3, 2010	Lives
	(In thousands)
Plant and equipment, at cost:
Land	$348,168	$322,626
Buildings and improvements	3,227,340	2,982,524	10-30 years
Fleet and equipment	2,275,007	2,153,531	3-10 years
Computer hardware and software	897,712	701,305	3-7 years

	6,748,227	6,159,986
Accumulated depreciation	(3,235,838)	(2,956,163)

Net plant and equipment	$3,512,389	$3,203,823